UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:              |_|; Amendment Number: ____

This Amendment (Check only one):      |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    EAC Management LP

Address: 55 East 59th Street, 15th Floor
         New York, NY 10022


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli              New York, New York            May 11, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      10

Form 13F Information Table Value Total:      $227,988
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



Form 13F File Number                                        Name
--------------------                                        ----

NONE

                                                FORM 13F INFORMATION TABLE
                                                    EAC Management LP
                                                      March 31, 2012



COLUMN 1                    COLUMN  2       COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                          VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED   NONE
GOODRICH CORP                 COM            382388106   46,767     372,827 SH           SOLE      NONE      372,827
GOODRICH CORP                 COM            382388106   15,680     125,000     CALL     SOLE      NONE      125,000
LOOPNET INC                   COM            543524300      691      10,000 SH           SOLE      NONE       10,000
MEDCO HEALTH SOLUTIONS INC    COM            58405U102   35,933     511,139 SH           SOLE      NONE      511,139
MOTOROLA MOBILITY HLDGS INC   COM            620097105   65,270   1,663,359 SH           SOLE      NONE    1,663,359
PEP BOYS MANNY MOE & JACK     COM            713278109    1,562     104,691 SH           SOLE      NONE      104,691
SOLUTIA INC                   COM NEW        834376501    2,285      81,766 SH           SOLE      NONE       81,766
TALEO CORP                    CL A           87424N104   28,789     626,792 SH           SOLE      NONE      626,792
THOMAS & BETTS CORP           COM            884315102    1,079      15,000 SH           SOLE      NONE       15,000
ZOLL MED CORP                 COM            989922109   29,932     323,137 SH           SOLE      NONE      323,137

SK 21930 0002 1287761